SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders Equity Note [Line Items]
Number of repurchased outstanding ordinary shares		1,348,865	2,772,811
Payments for Repurchase of Common Stock		$ 127,017	$ 231,873	$ 200,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 321,553
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 3 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	706,629
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 176.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	160,576
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	157,119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 126,599
Stock Repurchase Program, Authorized Amount		$ 500,000
Share-based Payment Arrangement, Option
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,350
Employee Shares Incentive Plan (the Plan") [Member]" | Share-based Payment Arrangement, Option
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		14,179